Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities
Net income	$ 478,561	$ 852,042	$ 191,298
Depreciation and amortization	22,686	20,063	30,491
Allowance for credit losses	179,903	152,108	6,442
Inventory write-off	15,955	1,231	8,698
Deferred tax benefits	(21,465)	(33,737)	(1,288)
Non-cash lease expenses	30,425	45,896	32,902
Changes in operating assets and liabilities:
Accounts receivable	(98,740)	(337,745)	(87,783)
Inventories	10,472	(2,823)	193,581
Advances to suppliers	76,909	8,959	(6,190)
Other receivables and other current assets	(36,862)	(265,755)	(56,064)
Other non-current assets	9,620	178,016	(187,491)
Accruals and other payables	27,450	35,281	39,370
Accounts payable	(176,130)	69,427	56,808
Taxes payable	403,396	437,310	82,079
Contract liability	68,725	(989,082)	1,172,485
Operating lease liabilities	(30,435)	(44,654)	(33,032)
Net cash provided by operating activities	960,470	126,537	1,442,306
Cash flows from investing activities
Purchase of equipment and intangible assets	(85,569)	(22,676)	(11,890)
Loans to franchisees	(1,236,518)	(311,083)	(1,521,440)
Loan repayment from franchisees	810,660	1,361,609
Advance to related parties	(28,256)	(20,028)	(77,059)
Repayment from related parties	31,540	15,597	62,779
Net cash (used in) provided by investing activities	(508,143)	1,023,419	(1,547,610)
Cash flows from financing activities
Proceeds from shareholder’s contribution of capital	500	38,265	534,149
Borrowing from related parties	4,175	60,893	393,060
Repayment to related parties	(73,310)	(776,083)	(257,557)
Deferred IPO Cost	(888,754)
Net cash provided by (used in) financing activities	(957,389)	(676,925)	669,652
Net (decrease) increase in cash	(505,062)	473,031	564,348
Effect of exchange rate changes on cash	18,926	(14,108)	(62,323)
Cash and cash equivalents– at the beginning of the year	1,033,634	574,711	72,686
Cash and cash equivalents– at the end of the year	547,498	1,033,634	574,711
Supplementary cash flow information:
Interest paid			194
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 65,884	$ 52,731	$ 26,023